UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                       (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 99.19%

Consumer Discretionary - 15.53%
Comcast Corp.	2,200	$124,146
Hilton Worldwide Holdings, Inc.	5,960	127,544
Lowe's Cos., Inc.	3,300	250,932
McDonald's Corp.	1,100	129,954
* Mohawk Industries, Inc.	725	137,308
NIKE, Inc.	4,600	287,500
Starbucks Corp.	3,600	216,108
The Home Depot, Inc.	1,400	185,150
The Walt Disney Co.	3,600	378,288
Time Warner, Inc.	1,500	97,005
		1,933,935
Consumer Staples - 10.30%
Costco Wholesale Corp.	1,300	209,950
PepsiCo, Inc.	2,700	269,784
The Coca-Cola Co.	6,200	266,352
The Kraft Heinz Co.	1,795	130,604
The Procter & Gamble Co.	1,415	112,365
Walgreens Boots Alliance, Inc.	3,450	293,785
		1,282,840
Energy - 7.14%
BP PLC	4,030	125,978
ConocoPhillips	5,735	267,767
EOG Resources, Inc.	2,375	168,126
Occidental Petroleum Corp.	2,000	135,220
Schlumberger Ltd.	2,750	191,812
		888,903
Financials - 13.96%
ACE Ltd.	1,140	133,209
Bank of America Corp.	16,090	270,795
BB&T Corp.	7,000	264,670
BlackRock, Inc.	750	255,390
JPMorgan Chase & Co.	3,400	224,502
MasterCard, Inc.	2,350	228,796
SunTrust Banks, Inc.	3,550	152,082
Wells Fargo & Co.	3,840	208,742
		1,738,186
Health Care - 13.39%
* Allergan PLC	390	121,875
Bristol-Myers Squibb Co.	1,975	135,860
* Celgene Corp.	495	59,281
Eli Lilly & Co.	2,460	207,280
Gilead Sciences, Inc.	1,300	131,547
Johnson & Johnson	3,800	390,336

		(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

Health Care - Continued
	Medtronic PLC	2,500	$192,300
	Pfizer, Inc.	8,700	280,836
*	Vertex Pharmaceuticals, Inc.	560	70,465
	Zoetis, Inc.	1,605	76,912
			1,666,692
Industrials - 12.80%
	General Electric Co.	10,450	325,517
	Honeywell International, Inc.	2,800	289,996
	Stanley Black & Decker, Inc.	1,900	202,787
	The Boeing Co.	1,500	216,885
	Union Pacific Corp.	1,670	130,594
	United Parcel Service, Inc.	3,000	288,690
	Waste Management, Inc.	2,600	138,762
			1,593,231
Information Technology - 20.62%
*	Alphabet, Inc.	550	427,905
	Apple, Inc.	4,600	484,196
	Automatic Data Processing, Inc.	2,700	228,744
	Avago Technologies Ltd.	890	129,183
	Cisco Systems, Inc.	5,100	138,491
*	Electronic Arts, Inc.	3,040	208,909
*	Facebook, Inc.	1,350	141,291
	Intel Corp.	3,970	136,767
	Microsoft Corp.	6,000	332,880
*	PayPal Holdings, Inc.	1,600	57,920
	QUALCOMM, Inc.	2,865	143,207
	Texas Instruments, Inc.	2,500	137,025
			2,566,518
Materials - 3.86%
	LyondellBasell Industries NV	1,540	133,826
	Syngenta AG	2,960	233,041
	WestRock Co.	2,500	114,050
			480,917
Utilities - 1.59%
	NextEra Energy Inc	1,900	197,391

	Total Common Stocks (Cost $10,166,486)		12,348,613

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
				Value (Note 1)

Total Value of Investments (Cost $10,166,486) - 99.19%				$12,348,613

Other Assets Less Liabilities - 0.81%				100,388

	Net Assets - 100%			$12,449,001

*	Non-income producing investment	The following acronyms are used in this portfolio:
§	Represents 7 day effective yield	PLC - Public Limited Company
		NV - Netherlands Security

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Consumer Discretionary	15.53%	$1,933,935
	Consumer Staples	10.30%	1,282,840
	Energy	7.14%	888,903
	Financials	13.96%	1,738,186
	Health Care	13.39%	1,666,692
	Industrials	12.80%	1,593,231
	Information Technology	20.62%	2,566,518
	Materials	3.86%	480,917
	Utilities	1.59%	197,391
	Other Assets Less Liabilities	0.81%	100,388
	Total	100.00%	$12,449,001

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$2,389,803
	Aggregate gross unrealized depreciation			(207,676)

	Net unrealized appreciation			$2,182,127

				(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$12,348,613	$12,348,613	$-	$-
Total	$12,348,613	$12,348,613	$-	$-

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 86.46%
Albemarle Corp.	$250,000	4.500%	12/15/2020	$258,330
American Express Credit Corp.	225,000	2.125%	7/27/2018	226,908
AT&T, Inc.	300,000	5.800%	2/15/2019	330,975
AT&T, Inc.	300,000	3.875%	8/15/2021	309,502
Citigroup, Inc.	350,000	3.875%	10/25/2023	361,697
Commonwealth Edison Co.	75,000	4.000%	8/1/2020	79,302
ConocoPhillips	25,000	5.200%	5/15/2018	26,552
Corning, Inc.	200,000	6.625%	5/15/2019	224,563
CR Bard, Inc.	300,000	2.875%	1/15/2016	300,149
Delmarva Power & Light Co.	280,000	3.500%	11/15/2023	287,745
Diageo Capital PLC	180,000	4.850%	5/15/2018	191,245
Duke Energy Indiana LLC	125,000	6.050%	6/15/2016	127,780
EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	137,241
EMC Corp.	200,000	2.650%	6/1/2020	177,641
Entergy Gulf States Louisiana LLC	305,000	3.950%	10/1/2020	321,178
Entergy Mississippi, Inc.	500,000	6.640%	7/1/2019	565,208
General Electric Co.	150,000	5.625%	5/1/2018	163,590
John Deere Capital Corp.	200,000	5.750%	9/10/2018	220,094
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	213,476
Matson Navigation Co., Inc.	101,000	5.273%	7/29/2029	110,353
McKesson Corp.	75,000	5.700%	3/1/2017	78,576
Morgan Stanley	325,000	7.300%	5/13/2019	373,330
National City Bank of Indiana	300,000	4.250%	7/1/2018	314,377
* New York Life Global Funding	200,000	1.650%	5/15/2017	200,782
Nordstrom, Inc.	250,000	4.750%	5/1/2020	270,208
Northern States Power Co.	250,000	5.250%	10/1/2018	271,897
PepsiCo, Inc.	350,000	3.125%	11/1/2020	362,379
Pfizer, Inc.	175,000	5.800%	8/12/2023	204,644
PNC Bank	100,000	2.200%	1/28/2019	100,327
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	302,772
Public Service Co. of Colorado	300,000	3.200%	11/15/2020	309,782
SCANA Corp.	300,000	4.750%	5/15/2021	311,002
Snap-on,Inc.	250,000	4.250%	1/15/2018	262,180
Susquehanna Bancshares, Inc.	150,000	5.375%	8/15/2022	164,168
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	137,975
The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	217,183
The Hillshire Brands Co.	365,000	4.100%	9/15/2020	372,507
The Huntington National Bank	350,000	2.200%	4/1/2019	347,407
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	201,095
The Travelers Cos., Inc.	250,000	5.900%	6/2/2019	281,461
Tyco Electronics Group	195,000	3.450%	8/1/2024	194,104

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Wal-Mart Stores, Inc.	$275,000	3.625%	7/8/2020	$294,240
Wells Fargo & Co.	200,000	5.625%	12/11/2017	214,568
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	268,895
Zimmer Biomet Holdings, Inc.	125,000	4.625%	11/30/2019	133,473

Total Corporate Bonds (Cost $10,880,096)				10,822,861

FEDERAL AGENCY OBLGATIONS - 2.48%
Fannie Mae REMICS, Series 142	19,280	3.500%	8/25/2029	19,822
Freddie Mac REMICS, Series 3971	25,625	3.000%	12/15/2026	26,203
Government National Mortgage Association,
Series 115	250,000	4.000%	9/20/2038	264,394

Total Federal Agency Obligations (Cost $322,220)				310,419

UNITED STATES TREASURY NOTE - 0.39%
United States Treasury Note	50,000	1.625%	11/15/2022	48,572

Total United States Treasury Note (Cost $47,806)				48,572

PREFERRED STOCKS - 4.57%	Shares	Dividend Rate
Consumer Discretionary - 0.51%
Comcast Corp.	2,500	5.000%		64,150
				64,150
Financials - 4.06%
BB&T Corp.	3,500	5.625%		91,382
Public Storage	3,000	6.500%		76,230
Raymond James Financial, Inc.	3,000	6.000%		79,980
State Street Corp.	3,000	6.000%		79,710
The Bank of New York Mellon Corp.	3,500	5.200%		90,370
US Bancorp	3,500	5.150%		90,825
				508,497

Total Preferred Stocks (Cost $548,003)				572,647

EXCHANGE-TRADED PRODUCT - 0.38%	Shares
SPDR Barclays Short Term High Yield Bond ETF	1,845			47,398

Exchange-Traded Product (Cost $55,719)				47,398

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
	Shares		Value (Note 1)

COMMON STOCKS - 0.78%
Health Care - 0.41%
Johnson & Johnson	500		$51,360
			51,360
Telecommunications - 0.37%
Verizon Communications, Inc.	1,000		46,220
			46,220

Total Common Stocks (Cost $92,571)			97,580

SHORT-TERM INVESTMENT - 4.02%
§ Federated Prime Obligations Fund, 0.24%	502,490		502,490

Total Short-Term Investment (Cost $502,490)			502,490

Total Value of Investments (Cost $12,448,905 (a)) - 99.08%			$12,401,967

Other Assets Less Liabilities - 0.92%			115,539

Net Assets - 100%			$12,517,506

* Rule 144-A Security	The following acronyms are used in this portfolio:
	LLC - Limited Liability Company
	PLC - Public Limited Company

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized ppreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$74,578
Aggregate gross unrealized depreciation			(121,516)

Net unrealized depreciation			$(46,938)

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	86.46%	$10,822,861
Federal Agency Obligations	2.48%	310,419
United States Treasury Note	0.39%	48,572
Preferred Stocks	4.57%	572,647
Exchange-Traded Product	0.38%	47,398
Health Care	0.41%	51,360
Telecommunications	0.37%	46,220
Short-Term Investment	4.02%	502,490
Other Assets Less Liabilities	0.92%	115,539
Total	100.00%	$12,517,506
			(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$10,822,861	$-	$10,822,861	$-
Federal Agency Obligations	310,419	-	310,419	-
United States Treasury Note	48,572	48,572	-	-
Preferred Stocks	572,647	572,647	-	-
Exchange-Traded Product	47,398	47,398	-	-
Health Care	51,360	51,360	-	-
Telecommunications	46,220	46,220	-	-
Short-Term Investment	502,490	502,490	-	-
Total	$12,401,967	$1,268,687	$11,133,280	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 18, 2016	Katherine M. Honey President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 18, 2016	Katherine M. Honey President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 18, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund